Debt and Interest Expense (tables)	12 Months Ended
Dec. 31, 2012
Debt Instruments Abstract
Debt Outstanding Table

	December 31, 2012			December 31, 2011
		Carrying	Fair		Carrying	Fair
thousands	Principal	Value	Value (1)	Principal	Value	Value (1)
4.000% Senior Notes due 2022	$670,000	$673,617	$669,928	$—	$—	$—
5.375% Senior Notes due 2021	500,000	494,661	499,946	500,000	494,178	499,950
Note payable to Anadarko	—	—	—	175,000	175,000	174,528
Total debt outstanding	$1,170,000	$1,168,278	$1,169,874	$675,000	$669,178	$674,478

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(1)       Fair value is measured using Level 2 inputs.

Debt Activity Table

thousands	Carrying Value

Balance as of December 31, 2010	$474,000
Revolving credit facility borrowings	570,000
Repayment of revolving credit facility	(619,000)
Repayment of Wattenberg term loan	(250,000)
Revolving credit facility borrowings – Swingline	30,000
Repayment of revolving credit facility – Swingline	(30,000)
Issuance of 5.375% Senior Notes due 2021	500,000
Other and changes in debt discount	(5,822)
Balance as of December 31, 2011	$669,178
Revolving credit facility borrowings	374,000
Issuance of 4.000% Senior Notes due 2022	670,000
Repayment of revolving credit facility	(374,000)
Repayment of note payable to Anadarko	(175,000)
Revolving credit facility borrowings – Swingline	20,000
Repayment of revolving credit facility – Swingline	(20,000)
Other and changes in debt discount or premium	4,100
Balance as of December 31, 2012	$1,168,278

Interest Expense Table

	Year Ended December 31,
thousands	2012	2011	2010
Third parties
Interest expense on long-term debt	$41,171	$20,533	$8,530
Amortization of debt issuance costs and commitment fees (1)	4,319	5,297	3,340
Capitalized interest (2)	(6,196)	(420)	—
Total interest expense – third parties	39,294	25,410	11,870
Affiliates
Interest expense on note payable to Anadarko (3)	2,440	4,935	6,828
Interest expense on affiliate balances (4)	326	—	—
Credit facility commitment fees	—	—	96
Total interest expense – affiliates	2,766	4,935	6,924
Interest expense	$42,060	$30,345	$18,794

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(1)       For the year ended December 31, 2012, includes $1.1 million of amortization of (i) the original issue discount for the June 2012 offering partially offset by the original issue premium for the October 2012 offering of the 2022 Notes, (ii) original issue discount for the 2021 Notes and (iii) underwriters' fees. For the year ended December 31, 2011, includes $0.5 million of amortization of the original issue discount and underwriters' fees for the 2021 Notes.

(2)       For the year ended December 31, 2012, $2.2 million of interest associated with capital projects at Chipeta was capitalized and $3.5 million of interest associated with the construction of the Brasada and Lancaster gas processing facilities was capitalized. See Note 5.

(3)       In June 2012, the note payable to Anadarko was repaid in full. See Note payable to Anadarko within this Note 10.

(4)       Imputed interest expense on the reimbursement payable to Anadarko for certain expenditures Anadarko incurred in 2011 related to the construction of the Brasada and Lancaster plants. During 2012, the Partnership repaid the reimbursement payable to Anadarko related to the construction of the Brasada and Lancaster plants. See Note 5.